[LOGO]                                  SEMI-ANNUAL REPORT
MASTRAPASQUA                            NOVEMBER 30, 2001
& ASSOCIATES



                                        MASTRAPASQUA
                                        GROWTH VALUE FUND





        [Image: Mastrapasqua & Associates with money and a greek column]


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                                TABLE OF CONTENTS



A Message to Our Shareholders...............................................   1

Schedule of Investments.....................................................   3

Statement of Assets and Liabilities.........................................   4

Statement of Operations.....................................................   5

Statement of Changes in Net Assets..........................................   6

Financial Highlights........................................................   7

Notes to Financial Statements...............................................   8


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MASTRAPASQUA GROWTH VALUE FUND
A MESSAGE TO OUR SHAREHOLDERS
NOVEMBER 30, 2001
--------------------------------------------------------------------------------

Dear Fellow Shareholder:


As stated in our last shareholder letter, this past year's markets and economy have been frustrating and difficult for all of us. The National Bureau of Economic Research (NBER) made it official when it declared that a recession began in March 2001. The U.S. economy remains weak. While expectations for a near-term recovery remain low, most pundits expect business activity to rebound in the second half of 2002, and long-term prospects continue to brighten.

In our opinion, the Bear Market ended on September 21 and we are cautiously optimistic that the economy is in the early stages of a new, broad based Bull Market. Secondly, we believe many of the greatest investment opportunities today are in equities. Finally, the post September 11 macroeconomic and political changes affecting the financial markets and our economy are enduring.

Although near-term financial market volatility persists, an upside bias appears to exist. The economy may begin to benefit from a host of factors that potentially will mitigate the current weakness and set the stage for a healthy recovery. Manufacturing activity could be on the verge of a recovery, having been in recession for over one year with massive inventory liquidation. Consumption has stayed resilient during the downturn and reflects the consumer's improving financial condition throughout the year. Falling energy prices, low interest rates, accelerating monetary growth, and tax relief have enhanced prospects for corporate cash flow increases in 2002. The geopolitical realignment allying the U.S. with Russia and China is beneficial to our longer-term economic prospects for energy supplies and new markets for our goods.

The ability of stock prices to sustain the advances made despite recent financial stresses (Enron and Halliburton) and economic stresses (unemployment) highlights the resiliency of the equity market. Investors appear to be placing greater emphasis upon indications of improving rather than deteriorating trends. Our Fund's overweighting in the healthcare and technology sectors has provided very good performance since September 21 and, we believe, that it has the potential to serve the Fund well at what we consider to be the early stages of a new Bull Market.

Visit us online at www.VirtualMoneyManager.com for continuing commentary on events that are affecting the current capital markets.

Sincerely,

/s/ FRANK MASTRAPASQUA

Frank Mastrapasqua
Chairman, Chief Executive Officer
Mastrapasqua & Associates


                                        1                         FORUM FUNDS(R)
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MASTRAPASQUA GROWTH VALUE FUND
A MESSAGE TO OUR SHAREHOLDERS (concluded)
NOVEMBER 30, 2001
--------------------------------------------------------------------------------

FOR THE SIX MONTH PERIOD ENDING NOVEMBER 30, 2001, THE FUND'S CUMULATIVE RETURN WAS -13.24%. AS OF DECEMBER 31, 2001, THE FUND'S AVERAGE TOTAL RETURN WAS -31.34% AND -32.88% FOR THE 1 YEAR AND SINCE INCEPTION (07/05/2000) PERIODS, RESPECTIVELY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. MARKET
VOLATILITY  CAN  SIGNIFICANTLY  IMPACT  SHORT-TERM  PERFORMANCE  RESULTS  OF  AN
INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE FUND'S RETURN ASSUMES REINVESTMENT OF DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS. FOR THE PERIOD, SOME OF THE FUND'S FEES WERE WAIVED OR EXPENSES REIMBURSED, OTHERWISE TOTAL RETURN WOULD HAVE BEEN LOWER. FOR UP-TO-DATE PERFORMANCE CALL
(800) 448-0982.

THE VIEWS IN THIS REPORT WERE THOSE OF THE FUND MANAGER AS OF NOVEMBER 30, 2001 AND MAY NOT REFLECT THE VIEWS OF THE MANAGER ON THE DATE THIS REPORT WAS FIRST PUBLISHED OR ANY TIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS OF THE FUND IN UNDERSTANDING THEIR INVESTMENT IN THE FUND AND DO NOT CONSTITUTE INVESTMENT ADVICE. (01/02).


                                        2                         FORUM FUNDS(R)
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
MASTRAPASQUA GROWTH VALUE FUND
SCHEDULE OF INVESTMENTS (unaudited)
NOVEMBER 30, 2001
------------------------------------------------------------------------------------------------------------------------------------

SHARES   SECURITY DESCRIPTION                           VALUE   SHARES   SECURITY DESCRIPTION                           VALUE
------   --------------------                           -----   ------   --------------------                           -----

COMMON STOCK (100.2%)

BANKS & CREDIT INSTITUTIONS (4.6%)                              FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
   7,500 Bank One Corp.                    $         280,800    TRANSPORTATION EQUIPMENT (2.3%)
   8,066 Citigroup, Inc.                             386,361       7,000 Lockheed Martin Corp.             $          325,150
                                          ------------------                                               ------------------
                                                     667,161
                                          ------------------
                                                                GENERAL MERCHANDISE STORES (5.5%)
BUILDING MATERIALS (1.9%)                                          9,600 Target Corp.                                 360,384
   6,000 Home Depot, Inc.                            279,960       8,000 Wal-Mart Stores, Inc.                        441,200
                                          ------------------                                               ------------------
                                                                                                                      801,584
BUSINESS SERVICES (15.8%)                                                                                  ------------------
   9,400 Brocade Communications Systems, Inc. +      308,320    INDUSTRIAL & COMMERCIAL MACHINERY
   5,500 Electronic Data Systems Corp.               380,710    & COMPUTER EQUIPMENT (9.8%)
   5,800 Microsoft Corp. +                           372,418       6,700 Applied Materials, Inc. +                    266,325
   4,500 Nokia Corp., ADR                            103,545      19,950 Cisco Systems, Inc. +                        407,978
  25,200 Oracle Corp. +                              353,556      10,000 EMC Corp. +                                  167,900
   4,200 PeopleSoft Inc. +                           146,622       5,000 IBM Corp.                                    577,950
  23,000 Sun Microsystems, Inc. +                    327,520                                               ------------------
   7,400 VERITAS Software Corp. +                    287,786                                                        1,420,153
                                          ------------------                                               ------------------
                                                   2,280,477    INSURANCE CARRIERS (2.9%)
                                          ------------------       3,900 American International Group, Inc.           321,360
                                                                  23,000 Conseco, Inc.                                 97,290
CHEMICALS & ALLIED PRODUCTS (31.6%)                                                                        ------------------
   7,800 Amgen, Inc. +                               518,155                                                          418,650
  10,000 Biovail Corp. +                             547,100                                               ------------------
   4,300 Eli Lilly & Co.                             355,481    MEASURING, ANALYZING, & CONTROLLING
   7,200 Genentech, Inc. +                           413,640    INSTRUMENTS; PHOTOGRAPHIC, MEDICAL
   5,700 Genzyme Corp. +                             311,334    & OPTICAL GOODS (6.8%)
   7,000 IDEC Pharmaceuticals Corp. +                492,100       4,600 Applera Corp. - Applied Biosystems Group     152,260
   6,900 Invitrogen Corp. +                          470,925      12,260 JDS Uniphase Corp. +                         123,581
   5,500 MedImmune, Inc. +                           242,220       5,600 Millipore Corp.                              334,320
   6,700 Pfizer, Inc.                                290,177       3,000 Teradyne, Inc. +                              83,580
   7,300 Pharmacia Corp.                             324,120       7,960 Waters Corp. +                               290,938
  10,100 Protein Design Labs, Inc. +                 380,669                                               ------------------
   4,000 Teva Pharmaceutical Industries Ltd., ADR    234,000                                                          984,679
                                          ------------------                                               ------------------
                                                   4,579,921    SECURITY & COMMODITY BROKERS, DEALERS,
                                          ------------------    EXCHANGES & SERVICES (2.2%)
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT                            6,200 Merrill Lynch & Co., Inc.                    310,558
& COMPONENTS, EXCEPT COMPUTER                                                                              ------------------
EQUIPMENT (14.9%)                                               WHOLESALE TRADE-NONDURABLE GOODS (1.9%)
   7,500 Analog Devices, Inc. +                      318,750       4,000 Cardinal Health,  Inc.                       273,280
   9,000 Broadcom Corp. +                            395,910                                               ------------------
  10,000 General Electric Co.                        385,000    Total Common Stock (cost $20,675,443)              14,499,886
  13,000 Intel Corp.                                 424,580                                               ------------------
   7,900 Novellus Systems, Inc. +                    300,753    Total Investments in Securities - 100.2%    $      14,499,886
  10,400 Texas Instruments, Inc.                     333,320              (Cost $ 20,675,443)
                                          ------------------    Other Assets & Liabilities, Net - (0.2%)             (24,187)
                                                   2,158,313                                               ------------------
                                          ------------------    TOTAL NET ASSETS  - 100.0%                   $     14,475,699
                                                                                                           ==================

----------------------------------------
+  Non-income producing security.
ADR - American Depositary Receipts.


See Notes to Financial Statements.      3                         FORUM FUNDS(R)
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MASTRAPASQUA GROWTH VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES (unaudited)
NOVEMBER 30, 2001
--------------------------------------------------------------------------------


ASSETS
   Total investments, at value (Note 2)                              14,499,886
       (Cost $20,675,443)
   Receivable for Fund shares issued                                        500
   Interest, dividends and other receivables                              5,910
                                                        ------------------------
Total Assets                                                         14,506,296
                                                        ------------------------

LIABILITIES
   Payable to adviser (Note 3)                                            5,555
   Payable to administrator (Note 3)                                      2,083
   Payable to custodian (Note 3)                                          6,950
   Accrued expenses and other liabilities                                16,009
                                                        ------------------------
Total Liabilities                                                        30,597
                                                        ------------------------

NET ASSETS                                                         $ 14,475,699
                                                        ========================


COMPONENTS OF NET ASSETS
   Paid-in capital                                                 $ 24,669,576
   Undistributed net investment loss                                    (82,411)
   Unrealized depreciation of investments                            (6,175,557)
   Accumulated net realized loss                                     (3,935,909)
                                                        ------------------------
NET ASSETS                                                         $ 14,475,699
                                                        ========================

SHARES OF BENEFICIAL INTEREST                                         2,599,780

NET ASSET VALUE, OFFERING AND REDEMPTION
       PRICE PER SHARE                                                   $ 5.57


See Notes to Financial Statements.      4                         FORUM FUNDS(R)
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
MASTRAPASQUA GROWTH VALUE FUND
STATEMENT OF OPERATIONS (unaudited)
FOR THE PERIOD ENDED NOVEMBER 30, 2001
-------------------------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividend income                                                                      $ 27,324
   Interest income                                                                         6,292
                                                                          -----------------------
Total Investment Income                                                                   33,616
                                                                          -----------------------

EXPENSES
   Investment advisory (Note 3)                                                           70,243
   Administration (Note 3)                                                                12,500
   Transfer agency (Note 3)                                                                9,757
   Custody (Note 3)                                                                        3,163
   Accounting (Note 3)                                                                    18,000
   Compliance                                                                             10,528
   Audit                                                                                  10,950
   Trustees                                                                                  383
   Miscellaneous                                                                           6,764
                                                                          -----------------------
Total Expenses                                                                           142,288
   Fees waived (Note 4)                                                                  (26,261)
                                                                          -----------------------
Net Expenses                                                                             116,027
                                                                          -----------------------

NET INVESTMENT LOSS                                                                      (82,411)
                                                                          -----------------------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   Net realized loss on investments                                                   (2,541,083)
   Net increase from payments by affiliates and net gain realized (Note 6)                   136
   Unrealized depreciation of investments                                                525,102
                                                                          -----------------------


NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                                       (2,015,845)
                                                                          -----------------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $ (2,098,256)
                                                                          =======================


See Notes to Financial Statements.      5                         FORUM FUNDS(R)
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
MASTRAPASQUA GROWTH VALUE FUND
STATEMENT OF CHANGES IN NET ASSETS (unaudited)
FOR THE PERIOD ENDED NOVEMBER 30, 2001
----------------------------------------------------------------------------------------------------------


                                                             June 1, 2001                 July 5, 2000 (a)
                                                                   to                          to
                                                           November 30, 2001              May 31, 2001

OPERATIONS
   Net investment loss                                      $     (82,411)               $    (150,359)
   Net realized loss on investments                            (2,541,083)                  (1,394,962)
   Net increase from payments by affiliates                           136                            -
   Unrealized depreciation of investments                         525,102                   (6,700,659)
                                                            --------------               --------------
Net Decrease in Net Assets Resulting from Operations           (2,098,256)                  (8,245,980)
                                                            --------------               --------------


CAPITAL SHARE TRANSACTIONS
   Sale of shares                                               2,372,953                   30,234,463
   Redemption of shares                                        (1,427,113)                  (6,360,368)
                                                            --------------               --------------
Net Increase from Capital Share Transactions                      945,840                   23,874,095
                                                            --------------               --------------

Net Increase (Decrease) in Net Assets                          (1,152,416)                  15,628,115
                                                            --------------               --------------

NET ASSETS
   Beginning of Period                                      $  15,628,115                $           -
   End of Period (A)                                        $  14,475,699                $  15,628,115
                                                            ==============               ==============

SHARE TRANSACTIONS
   Sale of shares                                                 424,333                    3,170,978
   Redemption of shares                                          (260,490)                    (735,041)
                                                            --------------               --------------
Net Increase in Shares                                            163,843                    2,435,937
                                                            ==============               ==============

(A)    Undistributed net investment loss                    $     (82,411)               $           -
                                                            ==============               ==============

---------------------------------------------------------
(a)    Commencement of operations.


See Notes to Financial Statements.      6                         FORUM FUNDS(R)
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
MASTRAPASQUA GROWTH VALUE FUND
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------


These financial highlights reflect selected data for a share outstanding throughout the period.

                                                     June 1, 2001 to                July 5, 2000 (a)
                                                    November 30, 2001                     to
                                                       (unaudited)                   May 31, 2001
                                                    -----------------               ----------------
NET ASSET VALUE , Beginning of Period                         $6.42                       $10.00
INVESTMENT OPERATIONS                               -----------------               ----------------
Net investment loss                                           (0.03)                       (0.06)
    Net realized and unrealized loss
     on investments                                           (0.82)                       (3.52)
                                                    -----------------               ----------------
Total from Investment Operations                              (0.85)                       (3.58)
                                                    -----------------               ----------------
NET ASSET VALUE, End of Period                                $5.57                        $6.42
                                                    =================               ================

TOTAL RETURN                                                 (13.24)%                     (35.80)%

RATIO/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)                 $14,476                      $15,628
Ratios to Average Net Assets (b)
    Expenses, including reimbursement/
      waiver of fees                                           1.65%                        1.65%
    Expenses, excluding reimbursement/
      waiver of fees                                           2.03%                        1.98%
    Net investment loss, including
      reimbursement/waiver of fees                           (1.17)%                      (0.99)%

PORTFOLIO TURNOVER RATE                                          31%                          33%


--------------------------------------------------------------
(a)Commencement of operations.
(b)All ratios for periods less than a year are annualized.


See Notes to Financial Statements.      7                         FORUM FUNDS(R)
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MASTRAPASQUA GROWTH VALUE FUND
NOTES TO FINANCIAL STATEMENTS (unaudited)
--------------------------------------------------------------------------------

NOTE 1.  ORGANIZATION

This report relates to Mastrapasqua Growth Value Fund (the "Fund"), a diversified series of Forum Funds (the "Trust"). The Trust is a Delaware business trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended. The Fund commenced operations on July 5, 2000. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's shares of beneficial interest without par value.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The following summarizes the significant accounting policies of the
Fund:

SECURITY VALUATION - Generally, the Trust determines the net asset value per share of the Fund as of the close of the regular trading day on the New York Stock Exchange. Securities, other than short-term securities, held by the Fund, and for which market quotations are readily available, are valued using the last reported sales price provided by independent pricing services. If no sales price is reported, the mean of the last bid and ask price is used. In the absence of readily available market quotations, securities are valued at fair value as determined by the Trust's Board of Trustees. Securities that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in other open-end regulated investment companies are valued at net asset value.

SECURITY TRANSACTIONS AND INVESTMENT INCOME - Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Identified cost of investments sold is used to determine gain and loss for both financial statement and federal income tax purposes.

REPURCHASE AGREEMENTS - The Fund may invest in repurchase agreements. The Fund, through its custodian, receives delivery of the underlying securities, whose market value must always exceed the repurchase price. In the event of default, a Fund may have difficulties disposing of such securities.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions of net investment income and net capital gain, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.


                                       8                          FORUM FUNDS(R)
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
MASTRAPASQUA GROWTH VALUE FUND
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)
--------------------------------------------------------------------------------

FEDERAL TAXES - The Fund intends to qualify each year as a regulated investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

EXPENSE ALLOCATION - The Trust is comprised of twenty-three active fund Series, and it accounts separately for the assets, liabilities and operations of each of its funds. Expenses that are directly attributable to more than one fund are allocated among the respective funds in proportion to each fund's average daily net assets.

ADOPTION OF NEW ACCOUNTING PRINCIPLE - In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA
Audit and Accounting Guide for Investment Companies (the Guide). The Guide applies to annual financial statements issued after December 15, 2000. The adoption of the Guide did not have a significant effect on the Fund's financial statements.

NOTE 3.  ADVISORY FEES, SERVICING FEES AND OTHER TRANSACTIONS WITH RELATED PARTIES

INVESTMENT  ADVISER - The  investment  adviser  for the Fund is  Mastrapasqua  &
Associates (the "Adviser").  Pursuant to an Investment Advisory  Agreement,  the
Adviser receives an advisory fee from the Fund at an annual rate of 1.00% of the Fund's average daily net assets.

ADMINISTRATOR - The administrator for the Fund is Forum Administrative Services,
LLC ("FAdS"). For its services, FAdS receives an administrative fee at an annual rate of 0.15% of the first $100 million of the Fund's average daily net assets, and 0.10% thereafter, subject to a $25,000 annual minimum fee. The minimum fee was waived for the first six months of the Fund's existence.

TRANSFER AGENT - The transfer agent and dividend disbursing agent for the Fund is Forum Shareholder Services, LLC ("FSS"). FSS receives from the Fund a monthly fee of $1,500, plus $1.50 per month per shareholder account.

DISTRIBUTOR - Forum Fund Services, LLC ("FFS"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., is the Fund's distributor, and receives no compensation from the Fund for this service.

OTHER SERVICE  PROVIDER- Forum Accounting  Services,  LLC ("FAcS") provides fund accounting  services to the Fund. For its services,  FAcS receives a monthly fee of $3,000.  Forum Trust, LLC. (the "Custodian")  serves as the Trust's custodian and may employ  subcustodians  to provide  custody  of the Fund's  domestic  and
foreign  assets.  For  its  services,   the  Custodian  receives  an  annualized
percentage of the Fund's average daily net assets.  The Fund also pays an annual maintenance fee, as well as certain other transactional fees.


                                       9                          FORUM FUNDS(R)

MASTRAPASQUA GROWTH VALUE FUND
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)
--------------------------------------------------------------------------------

NOTE 4.  WAIVER OF FEES

The Adviser voluntarily waived fees of $26,261 for the six month period ending November 30, 2001.

NOTE 5.  SECURITY TRANSACTIONS

The cost of purchases and the proceeds from sales of securities, other than short-term investments, were $5,670,848 and $4,210,620, respectively, for the six month period ending November 30, 2001.

For federal income tax purposes, the tax basis of investment securities owned as of November 30, 2001, the aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost, and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value were as follows:

Tax Cost                                                $20,675,443
Unrealized Appreciation                                     779,214
Unrealized Depreciation                                  (6,954,771)
Net Unrealized Appreciation (Depreciation)               (6,175,557)

NOTE 6.  PAYMENTS BY AFFILIATES

For the period ended November 30, 2001, the Adviser made a contribution to the Mastrapasqua Growth Value Fund to offset an investment trading error. This amount is reflected as payment by affiliate on the Statement of Operations and Changes in Net Assets. This payment had no effect on the total return of the Fund.


                                       10                         FORUM FUNDS(R)
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
FOR MORE INFORMATION                                                                   [LOGO]
                                                                                    MASTRAPASQUA
                                                                                    & ASSOCIATES


                                                                                    MASTRAPASQUA
                                                                                  GROWTH VALUE FUND






                               INVESTMENT ADVISER
                           Mastrapasqua & Associates
                          814 Church Street, Suite 600
                              Nashville TN, 37203


                                  DISTRIBUTOR
                            Forum Fund Services, LLC
                              Two Portland Square
                             Portland, Maine 04101


                                 TRANSFER AGENT
                        Forum Shareholder Services, LLC
                              Two Portland Square
                             Portland, Maine 04101
                                                                                       [LOGO]
                                                                                    FORUM FUNDS
                                                                                    P.O. BOX 446
                                                                                PORTLAND, MAINE 04112
                                                                                   800-94FORUM OR
               This report is authorized for distribution only to                   800-448-0982
              shareholders and to others who have received a copy                   207-879-0001
                            of the Fund's prospectus.